Income Tax Provision (Details Textual) (USD $)	1 Months Ended
Feb. 28, 2014
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 14,741
Operating Loss Carryforwards, Expiration Date	through 2034